Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Shares, Issued	14,020,543	13,804,788
Common Stock, Shares, Outstanding	14,020,543	13,804,788
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	571,011	753,857
Common Stock, Shares, Outstanding	571,011	753,857